Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Net Deferred Tax Asset (Liabilities)	The Company’s net deferred tax asset (liabilities) are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$52,959	$—
Startup Costs	541,988	383,835
Total deferred tax assets	594,947	383,835
Valuation allowance	(594,947)	(383,835)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:
	December 31, 2023	December 31, 2022
Federal
Current	$—	$180,688
Deferred	(211,112)	(371,080)
State
Current	—	$—
Deferred	—	—
Change in valuation allowance	211,112	371,080
Income tax provision	$—	$180,688

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
Permanent book/tax difference	(136.08)%	(12.39)%
Prior year – M&A (dead deal costs)	503.71%	0.00%
Change in valuation allowance	(388.63)%	(16.79)%
Income tax provision	0.00%	(8.18)%